Investment Objectives and Goals - REX Autocallable Income ETF	Feb. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to generate high monthly income while providing reduced downside risk through exposure to the Bloomberg US Large Cap VolMax Autocallable Index (the “Autocallable Index”).